UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Hodges Fund
SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.0%
	Aerospace & Defense: 2.1%
70,000	The Boeing Co.	$6,218,800
225,000	KBR, Inc.*	5,886,000
		12,104,800
	Air Freight & Logistics: 1.2%
65,000	FedEx Corp.	7,060,300
	Airlines: 1.8%
60,000	Air France KLM - ADR	2,511,600
500,000	Southwest Airlines Co.	7,660,000
		10,171,600
	Beverages: 0.8%
100,000	The Coca-Cola Co.	4,825,000
	Biotechnology: 0.7%
60,000	Celgene Corp.*	3,451,800
209,000	Genitope Corp.*	735,680
		4,187,480
	Capital Markets: 3.9%
49,781	Capital Southwest Corp.	6,284,353
300,000	The Charles Schwab Corp.	5,802,000
90,400	Legg Mason, Inc.	8,592,520
65,000	Penson Worldwide, Inc.*	1,781,650
		22,460,523
	Chemicals: 0.5%
20,000	Potash Corp. of Saskatchewan, Inc.	2,869,600
	Commercial Services & Supplies: 2.0%
100,000	A.T. Cross Co. - Class A*	760,000
95,000	Ennis, Inc.	2,323,700
120,100	Pre-Paid Legal Services, Inc.*	4,699,513
125,000	SAIC, Inc.*	2,223,750
60,000	Sotheby's	1,861,200
		11,868,163
	Communications Equipment: 2.2%
400,000	Cisco Systems, Inc.*	10,932,000
250,000	EFJ, Inc.*	1,685,000
		12,617,000
	Computers & Peripherals: 1.9%
130,000	Apple Computer, Inc.*	11,029,200
	Construction & Engineering: 1.1%
300,000	Sterling Constuction Co., Inc.*	6,528,000
	Construction Materials: 4.1%
99,500	Eagle Materials, Inc.	4,301,385
182,182	Texas Industries, Inc.	11,701,550
85,000	Vulcan Materials Co.	7,638,950
		23,641,885
	Electric Utilities: 0.6%
140,000	El Paso Electric Co.*	3,411,800
	Electronic Equipment & Instruments: 0.8%
100,000	LoJack Corp.*	1,708,000
466,000	Napco Security Systems, Inc.*	2,735,420
		4,443,420
	Energy Equipment & Services: 9.7%
60,000	Diamond Offshore Drilling, Inc.	4,796,400
90,000	ENSCO International, Inc.	4,505,400
120,000	GlobalSantaFe Corp.	7,053,600
295,000	Halliburton Co.	9,159,750
100,000	Helmerich & Payne, Inc.	2,447,000
40,000	Noble Corp.	3,046,000
55,000	Rowan Cos., Inc.	1,826,000
170,000	Schlumberger Ltd.	10,737,200
160,000	Transocean, Inc.*	12,942,400
		56,513,750
	Food & Staples Retailing: 3.6%
140,000	Costco Wholesale Corp.	7,401,800
200,000	PriceSmart, Inc.*	3,582,000
210,000	Wal-Mart Stores, Inc.	9,697,800
		20,681,600
	Food Products: 4.0%
150,000	The Hershey Co.	7,470,000
474,400	Rocky Mountain Chocolate Factory, Inc.	6,973,680
74,275	Tootsie Roll Industries, Inc.	2,428,793
117,500	Wm. Wrigley Jr. Co.	6,077,100
		22,949,573
	Health Care Equipment & Supplies: 0.2%
25,000	Stryker Corp.	1,377,750
	Health Care Providers & Services: 1.3%
300,400	Emergency Medical Services Corp. - Class A*	6,302,392
100,000	Service Corp. International	1,025,000
		7,327,392
	Hotels Restaurants & Leisure: 9.9%
150,000	CBRL Group, Inc.	6,714,000
110,000	Gaylord Entertainment Co.*	5,602,300
70,000	International Speedway Corp. - Class A	3,572,800
470,000	Krispy Kreme Doughnuts, Inc.*	5,217,000
160,000	Life Time Fitness, Inc.*	7,761,600
775,000	Luby's, Inc.*	8,439,750
200,000	Marriott International, Inc. - Class A	9,544,000
155,000	McDonald's Corp.	6,871,150
100,000	Starbucks Corp.*	3,542,000
		57,264,600
	Household Durables: 1.1%
75,000	Centex Corp.	4,220,250
38,000	The Dixie Group, Inc.*	480,320
105,400	Palm Harbor Homes, Inc.*	1,477,708
		6,178,278
	Household Products: 1.4%
130,000	Procter & Gamble Co.	8,355,100
	Industrial Conglomerates: 1.0%
150,000	General Electric Co.	5,581,500
	Information Retrieval Services: 0.1%
100,000	EDGAR Online, Inc.*	350,000
	Insurance: 1.1%
100,000	The Allstate Corp.	6,511,000
	IT Services: 0.8%
300,000	Perot Systems Corp. - Class A*	4,917,000
	Machinery: 4.4%
200,000	Caterpillar, Inc.	12,266,000
377,500	Trinity Industries, Inc.	13,288,000
		25,554,000
	Media: 3.2%
350,000	Belo Corp. - Class A	6,429,500
225,000	The Walt Disney Co.	7,710,750
325,000	XM Satellite Radio Holdings, Inc. - Class A*	4,696,250
		18,836,500
	Medical Devices: 0.2%
10,000	Intuitive Surgical, Inc.*	959,000
	Metals & Mining: 1.9%
400,000	Commercial Metals Co.	10,320,000
25,000	Northwest Pipe Co.*	840,500
		11,160,500
	Multi-Utilities: 0.8%
190,000	Xcel Energy, Inc.	4,381,400
	Oil, Gas & Consumable Fuels: 6.8%
200,000	Chesapeake Energy Corp.	5,810,000
170,000	ConocoPhillips	12,231,500
190,000	Devon Energy Corp.	12,745,200
330,000	El Paso Corp.	5,042,400
100,000	EXCO Resources, Inc.*	1,691,000
120,000	Exxon Mobil Corp.	9,195,600
100,000	Linn Energy, LLC	3,195,000
100,000	Valero GP Holdings LLC	2,482,000
		52,392,700
	Personal Products: 0.1%
400,900	Female Health Co.*	617,386
	Pharmaceuticals: 1.4%
100,000	Johnson & Johnson	6,602,000
50,000	Pfizer, Inc.	1,295,000
		7,897,000
	Printed Circuit Boards: 0.1%
100,000	Interphase Corp.*	829,000
	Real Estate: 2.9%
200,000	Host Marriott Corp.	4,910,000
	Road & Rail: 7.9%
225,000	Burlington Northern Santa Fe Corp.	16,607,250
170,000	Canadian National Railway Co.	7,315,100
185,000	Norfolk Southern Corp.	9,303,650
60,000	Union Pacific Corp.	5,521,200
190,000	YRC Worldwide, Inc.*	7,168,700
		45,915,900
	Semiconductor & Semiconductor Equipment: 1.0%
25,000	Broadcom Corp. - Class A*	807,750
170,000	Texas Instruments, Inc.	4,896,000
		5,703,750
	Software: 1.3%
212,075	Intrusion, Inc.*	97,130
250,000	Microsoft Corp.	7,465,000
		7,562,130
	Specialty Retail: 4.8%
300,000	Chico's FAS, Inc.*	6,207,000
260,000	Home Depot, Inc.	10,441,600
150,000	Jos A. Bank Clothiers, Inc.*	4,402,500
180,000	Tiffany & Co.	7,063,200
		28,114,300
	Textiles, Apparel & Luxury Goods: 0.8%
50,000	Crocs, Inc.*	2,160,000
110,000	Fossil, Inc.*	2,483,800
		4,643,800
	Thrifts & Mortgage Finance: 0.1%
53,786	Pulaski Financial Corp.	855,735
	Wood Household Furniture, Upholstered: 0.4%
195,000	U.S. Home Systems, Inc.*	2,215,200
	TOTAL COMMON STOCKS
	(Cost $500,859,913)	557,774,615
	PARTNERSHIPS & TRUSTS: 2.7%
125,000	Mesabi Trust	3,463,750
55,000	Texas Pacific Land Trust	11,935,000
		15,398,750
	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $9,498,287)	15,398,750

Contracts		Value
	CALL OPTIONS PURCHASED: 1.0%
200	American International Group, Inc.
	Expiration: January, 2007, Exercise Price: $60.00	236,000
200	Burlington Northern Santa Fe Co.
	Expiration: January, 2007, Exercise Price: $60.00	279,000
100	CBRL Group, Inc.
	Expiration: January, 2007, Exercise Price: $30.00	147,500
500	Encore Wire Corp.
	Expiration: May, 2007, Exercise Price: $20.00	175,000
500	Encore Wire Corp.
	Expiration: August, 2007, Exercise Price: $17.50	280,000
500	Oxford Indsutries, Inc.
	Expiration: January, 2007, Exercise Price: $45.00	270,000
150	PACCAR, Inc.
	Expiration: January, 2007, Exercise Price: $40.00	374,250
500	Toyota Motor Corp.
	Expiration: April, 2007, Exercise Price: $105.00	1,547,500
500	Union Pacific Corp.
	Expiration: January, 2007, Exercise Price: $70.00	1,107,500
200	Wal-Mart Stores, Inc.
	Expiration: January, 2007, Exercise Price: $40.00	130,000
200	The Walt Disney Co.
	Expiration: January, 2007, Exercise Price: $20.00	288,000
1,000	Whole Foods Market, Inc.
	Expiration: May, 2007, Exercise Price: $40.00	860,000
	TOTAL CALL OPTIONS PURCHASED
	(Cost $5,273,510)	5,694,750

Shares		Value
	SHORT-TERM INVESTMENT: 0.3%
1,582,310	Federated Cash Trust - Treasury Cash Series II	1,582,310
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,582,310)	1,582,310
	TOTAL INVESTMENTS IN SECURITIES: 100.0%
	(Cost $517,214,020)	580,450,425
	Other Assets in Excess of Liabilites: 0.0%	144,877
	TOTAL NET ASSETS: 100.0%	$580,595,302

*  Non-income producing security.
ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows+:

Cost of investments	$517,158,113
Gross unrealized appreciation	74,904,520
Gross unrealized depreciation	(11,612,208)
Net unrealized appreciation	$63,292,312

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title      /s/Robert M. Slotky
                                               Robert M. Slotky, President

Date      February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/Robert M. Slotky
                                                   Robert M. Slotky, President

Date     February 22, 2007

By (Signature and Title)*     /s/Eric W. Falkeis
                                                  Eric W. Falkeis, Treasurer

Date     February 22, 2007

* Print the name and title of each signing officer under his or her signature.